Deferred income tax assets (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Cumulative net operating losses	$ 2,991,142	$ 2,857,885
Less valuation allowance	(2,991,142)	(2,857,885)
Net deferred tax assets	0	0
Net operating losses to carryforward to offset taxable income in future years	$ 8,741,300